Covid 19 impact	12 Months Ended
Mar. 31, 2021
Covid 19 Impact
Covid 19 impact

45. Covid 19 impact

An outbreak of a novel strain of coronavirus, or SARS-CoV-2, which causes the COVID-19 disease, was identified in December 2019 and was subsequently recognized as a pandemic by the World Health Organization on March 11, 2020. The COVID-19 pandemic has severely restricted the level of economic activity around the world, and is having an unprecedented effect on the global travel industry. In response to the COVID-19 pandemic, the governments of many countries, states, cities and other geographic regions have implemented containment measures, such as imposing lockdowns and restrictions on travel and business operations and advising or requiring individuals to limit or forgo their time outside of their homes. Individuals’ ability to travel has been curtailed through border closures across the world, mandated travel restrictions and limited operations of hotels and airlines, and may be further limited through additional voluntary or mandated closures of travel-related businesses.

The measures implemented to contain the COVID-19 pandemic have had, and are expected to continue to have, a significant negative effect on our business, financial condition, results of operations, cash flows and liquidity position. In particular, such measures have led to a significant decline in travel demand, unprecedented levels of cancellations and limited new air travel, hotel and holiday bookings. Due to the high degree of cancellations and customer refunds and lower new bookings in our Air Ticketing and Hotels and Packages segments, we are experiencing unfavorable working capital trends and material negative cash flow. As a result of the significant negative impact related to COVID-19 pandemic on the travel industry, our stock price and market capitalization, we recorded an impairment charge to our goodwill and other intangible assets. This is expected to continue until cancellations stabilize and travel demand begins to recover from current levels, at which time Ticketing, including air travel, and Hotel and Packages bookings and cash flow are expected to increase.

We have implemented certain measures and modified certain policies in light of the COVID-19 pandemic. For example, we have largely automated our re-scheduling and cancellation of bookings and provided our customers greater flexibility to defer or cancel their travel plans. In addition, we have also undertaken certain cost reduction initiatives, including implementing salary reductions and freezes and work from home policies, renegotiating fixed costs such as rent, deferring non-critical capital expenditures, reducing marketing expenses and renegotiating supplier payments and contracts. We expect to continue to adapt our policies and cost reduction initiatives as the situation evolves. However, any additional measures taken to contain COVID-19 or changes in laws or regulations, whether in the India or other countries, that further impair the ability or desire of individuals to travel, including laws or regulations banning travel, requiring the closure of hotels or other travel-related businesses/activities (such as restaurants, monuments, etc.) or otherwise restricting travel due to the risk of the spreading of COVID-19, may exacerbate the negative impact of the COVID-19 pandemic on our business, financial condition, results of operations, cash flows and liquidity position.

Moreover, the duration and severity of the COVID-19 pandemic are uncertain and difficult to predict specifically when the new versions of the virus are being experience worldwide. The pandemic could continue to impede global economic activity for an extended period, even as restrictions are lifted, leading to decreased per capita income and disposable income, increased and sustained unemployment or a decline in consumer confidence, all of which could significantly reduce discretionary spending by individuals and businesses on travel. In turn, that could have a negative impact on demand for our services and could lead our partners, or us, to reduce prices or offer incentives to attract travelers. We also cannot predict the long-term effects of the COVID-19 pandemic on our partners and their businesses and operations or the ways that the pandemic may fundamentally alter the travel industry. The aforementioned circumstances could result in a material adverse impact on our business, financial condition, results of operations and cash flows, potentially for a prolonged period.

While we have undertaken certain actions to attempt to mitigate the effects of the COVID-19 pandemic on our business, our reduction initiatives may lead to disruptions in our business, inability to enhance or preserve our brand awareness, reduced employee morale and productivity, increased attrition, and problems retaining existing and recruiting future employees, all of which could have a material adverse impact on our business, financial condition, results of operations and cash flows. For the reasons set forth above and other reasons that may come to light as the COVID-19 pandemic and containment measures expand, it is difficult to estimate with accuracy the impact to our future revenues, results of operations, cash flows, liquidity or financial condition, but such impacts have been and will continue to be significant and could continue to have a material adverse effect on our business, financial condition, results of operations, cash flows and liquidity position for the foreseeable future.